Share Capital (Details) - Schedule of share capital composed of ordinary shares - shares		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Share Capital Composed Of Ordinary Shares Abstract
Issued	[1]	8,074,217	2,893,125
Authorized		43,567,567	4,356,757

[1]	Retroactively adjusted. See Note 1b